Stock-Based Compensation - Assumptions used for the fair value of stock awards (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	98.00%	99.30%	98.70%	76.10%
Risk-free interest rate	4.30%	3.80%	3.80%	3.10%
Expected term (in years)	5 years 6 months	6 years	6 years	6 years 1 month 6 days
Restricted stock units | Equity Incentive Plan 2014 | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	1 year		1 year
Restricted stock units | Equity Incentive Plan 2014 | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years		4 years